Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.012	$ 0.012	$ 0.012
Ordinary shares, authorized	300,000,000	300,000,000	118,657,039
Ordinary shares, issued	54,476,620	54,216,738	32,928,499
Ordinary shares, outstanding	54,476,620	54,216,738	32,928,499